Transactions with related parties	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Transactions with related parties

4. Transactions with related parties

During the six-month period ended June 30, 2021 the Partnership acquired from Capital Maritime and Trading Corp. (“CMTC”) the shares of the companies owning the M/V Long Beach Express, the M/V Seattle Express and the M/V Fos Express (Notes 5, 6). In connection with the acquisition of these companies the Partnership entered into a seller’s credit agreement (“Seller’s Credit”) with CMTC in order to defer $6,000 of the purchase price (Note 7). Each of these three owing companies entered into a floating fee management agreement with Capital-Executive Ship Management Corp (“Capital-Executive”).

The Partnership and its subsidiaries have related party transactions with Capital Ship Management Corp. (“CSM”), Capital-Executive, (collectively the “Managers”), and the Partnership’s general partner, Capital GP L.L.C. (“CGP”) arising from certain terms of the following management and administrative services agreements.

1.	Floating fee management agreements: Under the terms of these agreements the Partnership reimburses its managers for expenses and liabilities incurred on the Partnership’s behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel’s next scheduled dry-docking are borne by the Partnership and not by the Managers. The Partnership also pays its Managers a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index. For the six-month periods ended June 30, 2021 and 2020 management fees under the management agreements amounted to $2,602 and $2,441, respectively, and are included in “Vessel operating expenses – related parties” in the unaudited condensed consolidated statements of comprehensive income.
2.	Administrative and service agreements: On April 4, 2007, the Partnership entered into an administrative services agreement with CSM, pursuant to which CSM has agreed to provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT and clerical services. In addition, the Partnership reimburses CSM and CGP for reasonable costs and expenses incurred in connection with the provision of these services, after CSM submits to the Partnership an invoice for such costs and expenses together with any supporting detail that may be reasonably required. These expenses are included in “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income. In 2015, the Partnership entered into an executive services agreement with CGP, which was amended in 2016 and 2019, according to which CGP provides certain executive officers services for the management of the Partnership’s business as well as investor relation and corporate support services to the Partnership. For the six-month periods ended June 30, 2021 and 2020 such fees amounted to $940 for each period and are included in “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income.

Balances and transactions with related parties consisted of the following:

Unaudited condensed consolidated Balance Sheets	As of June 30 , 2021	As of December 31, 2020
Assets
Capital-Executive – advances for payments on behalf of the Partnership (a)	1,419	—
Due from related parties	1,419	—
Liabilities
CSM – payments on behalf of the Partnership (b)	275	1,040
Management fee payable to CSM (c)	25	25
Capital-Executive – payments on behalf of the Partnership (b)	—	1,765
Management fee payable to Capital-Executive (c)	—	427
Due to related parties	300	3,257

4. Transactions with related parties – continued

Unaudited condensed consolidated statements of comprehensive income	For the six-month periods ended June 30,
	2021	2020
Vessel operating expenses	2,602	2,441
General and administrative expenses (d)	1,033	1,041

(a)	Managers – Advances for future payments on behalf of the partnership: This line item represents the advances made by the Partnership to Managers for future payments for operating and voyage expenses.
(b)	Managers - Payments on Behalf of the Partnership: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Managers on behalf of the Partnership and its subsidiaries.
(c)	Management fee payable to Managers: The amount outstanding as of June 30, 2021 and December 31, 2020 represents the management fee payable to the Managers under the management agreements between the Partnership and the Managers.
(d)	General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.